Retirement Benefit Plans - Summary of Amounts Recognized in Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	$ 2.7
Short-term accrued benefit liability	(0.1)	$ (0.1)
Long-term accrued benefit liability	(6.2)	(42.7)
Net amount recognized	(3.6)	(42.8)
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	54.9	20.4
Short-term accrued benefit liability	(1.3)	(1.3)
Long-term accrued benefit liability	(40.3)	(81.7)
Net amount recognized	$ 13.3	$ (62.6)